INVESTMENT IN ASSOCIATED COMPANIES	12 Months Ended
Dec. 31, 2022
Investments accounted for using equity method [abstract]
INVESTMENT IN ASSOCIATED COMPANIES

16.	INVESTMENT IN ASSOCIATED COMPANIES

FMS Holdco

As of December 31, 2021 and January 1, 2021, Frontline owned an effective 17.34% interest in Clean Marine AS through its 34.7% equity interest in FMS Holdco, which was accounted for under the equity method.

In the year ended December 31, 2022, the Company entered into an agreement to subscribe for 433 shares in FMS Holdco for $1.5 million. Furthermore, FMS Holdco entered into a sale and purchase agreement to acquire the remaining 50% of the issued share capital of Clean Marine AS. Following the transactions, Frontline owns an effective 43.6% interest in Clean Marine AS through its 43.6% equity interest in FMS Holdco, which is accounted for under the equity method.

The carrying value of the investment as of December 31, 2022 was $1.5 million (2021: $0.6 million) as a result of the additional investment in 2022. In the year ended December 31, 2022, a share of losses of Clean Marine AS of $0.6 million (2021: nil) was recognized.
TFG Marine

In January 2020, the joint venture agreement with Golden Ocean and companies in the Trafigura Group to establish a leading global supplier of marine fuels was completed. As a result, Frontline took a 15% interest in the joint venture company, TFG Marine, and made a $1.5 million shareholder loan to TFG Marine. In the year ended December 31, 2020, $0.1 million of the shareholder loan was converted to equity. There was no change in ownership interest as a result of this transaction as each shareholder converted a portion of shareholder debt to equity in reference to their respective ownership interest. Frontline concluded that it is able to exercise significant influence over TFG Marine as a result of its equity shareholding and board representation and therefore its investment is accounted for under the equity method.

The carrying value of the investment at December 31, 2022 was $14.8 million (2021: nil). In the year ended December 31, 2022, a share of profits of TFG Marine of $14.8 million (2021: $0.7 million loss) was recognized.